LEGAL SETTLEMENTS (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Legal Settlements Acquisition And Restructuring Expenses And Impairment [Abstract]
Legal Settlements Acquisition And Restructuring And Impairment	$ 227	$ 29
Modafinil Additional Legal Settlement Expenses	$ 282